Statutory Reserve (Narrative) (Detail) (USD $)	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Percentage allocation of profits to general reserves	10.00%
Registered capital	50.00%
Percentage allocation of profits to development fund	25.00%
Group transfers to the statutory reserves	$ 69,149	$ 3,097	$ 136